Trade and other receivables - Disclosure of unbilled trade and other receivables (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Trade and other receivables
Balance, beginning of year	$ 42,248	$ 5,211
Revenue billed during the year	$ (42,248)	(5,211)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable		42,248
Balance, end of year		42,248
Current		$ 42,248